Other Income and Expenses - Summary of Other Non-operating Income (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Analysis of income and expense [abstract]
Gain on financial assets at fair value through profit or loss	[1]	¥ 2,837	¥ 555	¥ 1,096
Dividend income		151	50	69
Gain on sale of financial assets		1	136	751
Gain from derivatives		889	128	47
Total		¥ 3,878	¥ 869	¥ 1,963

[1]	Gains and losses on valuation of financial assets are recognized under IAS 39 Financial Instruments: Recognition and Measurement for the year ended December 31, 2017, and are recognized under IFRS 9 Financial Instruments for the year ended December 31, 2018 and 2019.